Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 11—RELATED PARTY TRANSACTIONS
Below is a summary of our related party transactions as reported on our Statements of Operations for the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$328	$1,015
Contracts for Sale and Purchase of Natural Gas and LNG	24	2

Total LNG revenues—affiliate	352	1,017

Cost of sales—affiliate
Cheniere Marketing Agreements	32	—
Cargo loading fees under TUA	23	29
Contracts for Sale and Purchase of Natural Gas and LNG	5	6

Total cost of sales—affiliate	60	35

Operating and maintenance expense—affiliate
TUA	200	196
Natural Gas Transportation Agreement	61	60
Services Agreements	90	78
LNG Site Sublease Agreement	1	1

Total operating and maintenance expense—affiliate	352	335

General and administrative expense—affiliate
Services Agreements	54	64
As of September 30, 2020 and December 31, 2019, we had $83 million and $104 million of accounts receivable—affiliate, respectively, under the agreements described below.
LNG Terminal-Related Agreements
Terminal Use Agreements
We have a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (the “TUA Fees”), continuing until at least May 2036. We obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA.
Cheniere Partners has guaranteed our obligations under our TUA. Cargo loading fees incurred under the TUA are recorded as cost of sales—affiliate, except for the portion related to commissioning activities which is capitalized as LNG terminal construction-in-process.
Cheniere Marketing Agreements
Cheniere Marketing SPA
Cheniere Marketing has an SPA (“Base SPA”) with us to purchase, at Cheniere Marketing’s option, any LNG produced by us in excess of that required for other customers at a price of 115% of Henry Hub plus $3.00 per MMBtu of LNG.
In May 2019, we and Cheniere Marketing entered into an amendment to the Base SPA to remove certain conditions related to the sale of LNG from Trains 5 and 6 of the Liquefaction Project and provide that cargoes rejected by Cheniere Marketing under the Base SPA can be sold by us to Cheniere Marketing at a contract price equal to a portion of the estimated net profits from the sale of such cargo.
Cheniere Marketing Master SPA
We have an agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. We executed a confirmation with Cheniere Marketing that obligated Cheniere Marketing in certain circumstances to buy LNG cargoes produced during the period while Bechtel Oil, Gas and Chemicals, Inc. (“Bechtel”) had control of, and was commissioning, Train 5 of the Liquefaction Project.
Cheniere Marketing Letter Agreements
In December 2019, we and Cheniere Marketing entered into a letter agreement for the sale of up to 43 cargoes scheduled for delivery in 2020 at a price of 115% of Henry Hub plus $1.67 per MMBtu.
Facility Swap Agreement
In August 2020, we entered into an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the event operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be (i) 115% of the applicable natural gas feedstock purchase price or (ii) a free-on-board
U.S. Gulf Coast LNG market price, whichever is greater.
Natural Gas Transportation and Storage Agreements
To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG terminal, we have transportation agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of Cheniere Partners, and third-party pipeline companies. These agreements with CTPL have a primary term that continues until 20 years from May 2016 and thereafter continue in effect from year to year until terminated by either party upon written notice of one year or the term of the agreements, whichever is less. In addition, we have the right to elect to extend the term of the agreements for up to two consecutive terms of 10 years. Maximum rates, charges and fees shall be applicable for the entitlements and quantities delivered pursuant to the agreements unless CTPL has advised us that it has agreed otherwise. As of both September 30, 2020 and December 31, 2019, we recorded due to affiliates of $7 million related to this agreement.
We are also party to various natural gas transportation and storage agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project, with initial primary terms of up to 10 years with extension rights. We recorded accrued liabilities—related party of $2 million as of September 30, 2020 related to these agreements.
Services Agreements
As of September 30, 2020 and December 31, 2019, we had $98 million and $133 million of advances to affiliates, respectively, under the services agreements described below. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense—affiliate.

Cheniere Investments Information Technology Services Agreement
Cheniere Investments has an information technology services agreement with Cheniere, pursuant to which Cheniere Investments’ subsidiaries, including us, receive certain information technology services. On a quarterly basis, the various entities receiving the benefit are invoiced by Cheniere Investments according to the cost allocation percentages set forth in the agreement. In addition, Cheniere is entitled to reimbursement for all costs incurred by Cheniere that are necessary to perform the services under the agreement.
Liquefaction O&M Agreement
We have an operation and maintenance agreement (the “Liquefaction O&M Agreement”) with Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, pursuant to which we receive all of the necessary services required to construct, operate and maintain the Liquefaction Project. Before each Train of the Liquefaction Project is operational, the services to be provided include, among other services, obtaining governmental approvals on our behalf, preparing an operating plan for certain periods, obtaining insurance, preparing staffing plans and preparing status reports. After each Train is operational, the services include all necessary services required to operate and maintain the Train. Prior to the substantial completion of each Train of the Liquefaction Project, in addition to reimbursement of operating expenses, we are required to pay a monthly fee equal to 0.6% of the capital expenditures incurred in the previous month. After substantial completion of each Train, for services performed while the Train is operational, we will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $83,333 (indexed for inflation) for services with respect to the Train.
Liquefaction MSA
We have a management services agreement (the “Liquefaction MSA”) with Cheniere Terminals pursuant to which Cheniere Terminals manages the construction and operation of the Liquefaction Project, excluding those matters provided for under the Liquefaction O&M Agreement. The services include, among other services, exercising the day-to-day
management of our affairs and business, managing our regulatory matters, managing bank and brokerage accounts and financial books and records of our business and operations, entering into financial derivatives on our behalf and providing contract administration services for all contracts associated with the Liquefaction Project. Prior to the substantial completion of each Train of the Liquefaction Project, we pay a monthly fee equal to 2.4% of the capital expenditures incurred in the previous month. After substantial completion of each Train, we will pay a fixed monthly fee of $541,667 (indexed for inflation) for services with respect to such Train.
Natural Gas Supply Agreement
We are a party to a natural gas supply agreement with a related party in the ordinary course of business, to obtain feed gas for the operation of the Liquefaction Project. The term of the agreement is for five years, which can commence no earlier than November 1, 2021 and no later than November 1, 2022, following the achievement of contractually-defined conditions precedent.
LNG Site Sublease Agreement
We have agreements with SPLNG to sublease a portion of the Sabine Pass LNG terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million. The initial terms of the subleases expire on December 31, 2034, with options to renew for multiple periods of 10 years with similar terms as the initial terms. The annual sublease payments will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreements.
Cooperation Agreement
We have a cooperation agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. We conveyed $5 million in assets to SPLNG under this agreement during the nine months ended September 30, 2020. We did not convey any assets to SPLNG under this agreement during the nine months ended September 30, 2019.
Contracts for Sale and Purchase of Natural Gas and LNG
We have agreements with SPLNG, CTPL and CCL that allow us to sell and purchase natural gas and LNG with each party. Natural gas purchased under these agreements is initially recorded as inventory and then to cost of sales—affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.
Natural gas sold under these agreements is recorded as LNG revenues—affiliate.
State Tax Sharing Agreement
We have a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after August 2012.

NOTE 12—RELATED PARTY TRANSACTIONS
Below is a summary of our related party transactions as reported on our Statements of Income for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
LNG revenues—affiliate
Cheniere Marketing Agreements	$1,309	$1,299	$1,389
Contracts for Sale and Purchase of Natural Gas and LNG	3	—	—

Total LNG revenues—affiliate	1,312	1,299	1,389

Cost of sales—affiliate
Cargo loading fees under TUA	40	32	23
Contracts for Sale and Purchase of Natural Gas and LNG	7	—	—

Total cost of sales—affiliate	47	32	23

Operating and maintenance expense—affiliate
TUA	261	256	190
Natural Gas Transportation Agreement	81	80	73
Services Agreements	107	87	65
LNG Site Sublease Agreement	1	—	1

Total operating and maintenance expense—affiliate	450	423	329

General and administrative expense—affiliate
Services Agreements	79	50	58
As of December 31, 2019 and 2018, we had $104 million and $113 million of accounts receivable—affiliate, respectively, under the agreements described below.
LNG Terminal-Related Agreements
Terminal Use Agreements
We have a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (the “TUA Fees”), continuing until at least May 2036. We obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA.
Cheniere Partners has guaranteed our obligations under our TUA. Cargo loading fees incurred under the TUA are recorded as cost of sales—affiliate, except for the portion related to commissioning activities which is capitalized as LNG terminal construction-in-process.
In connection with our TUA, we are required to pay for a portion of the cost (primarily LNG inventory) to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal, which is based on our share of the commercial LNG storage capacity at the Sabine Pass LNG terminal. We are also required to reimburse SPLNG for our proportionate share of ad valorem taxes and certain other costs, which are considered variable consideration that are distinctly attributable to the specific years in the TUA.
Cheniere Marketing Agreements
Cheniere Marketing SPA
Cheniere Marketing has an SPA (“Base SPA”) with us to purchase, at Cheniere Marketing’s option, any LNG produced by us in excess of that required for other customers at a price of 115% of Henry Hub plus $3.00 per MMBtu of LNG.
In May 2019, we and Cheniere Marketing entered into an amendment to the Base SPA to remove certain conditions related to the sale of LNG from Trains 5 and 6 of the Liquefaction Project and provide that cargoes rejected by Cheniere Marketing under the Base SPA can be sold by us to Cheniere Marketing at a contract price equal to a portion of the estimated net profits from the sale of such cargo.
Cheniere Marketing Master SPA
We have an agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. We executed a confirmation with Cheniere Marketing that obligated Cheniere Marketing in certain circumstances to buy LNG cargoes produced during the period while Bechtel Oil, Gas and Chemicals, Inc. (“Bechtel”) had control of, and was commissioning, Train 5 of the Liquefaction Project.
Cheniere Marketing Letter Agreements
In May 2019, SPL and Cheniere Marketing entered into a letter agreement for the sale of up to 20 cargoes totaling approximately 70 million MMBtu that were delivered between May 3 and December 31, 2019 at a price of 115% of Henry Hub plus $2.00 per MMBtu.
In December 2019, we and Cheniere Marketing entered into a letter agreement for the sale of up to 43 cargoes scheduled for delivery in 2020 at a price of 115% of Henry Hub plus $1.67 per MMBtu.
Natural Gas Transportation Agreements
To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG terminal, we have a transportation precedent agreement, firm transportation service agreement and a negotiated rate agreement to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of Cheniere Partners, and third-party pipeline companies. These agreements have a primary term that continues until 20 years from May 2016 and thereafter continue in effect from year to year until terminated by either party upon written notice of one year or the term of the agreements, whichever is less. In addition, we have the right to elect to extend the term of the agreements for up to two consecutive terms of 10 years. Maximum rates, charges and fees shall be applicable for the entitlements and quantities delivered pursuant to the agreements unless CTPL has advised us that it has agreed otherwise.
Services Agreements
As of December 31, 2019 and 2018, we had $133 million and $210 million of advances to affiliates, respectively, under the services agreements described below. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense—affiliate.
Cheniere Investments Information Technology Services Agreement
Cheniere Investments has an information technology services agreement with Cheniere, pursuant to which Cheniere Investments’ subsidiaries, including us, receive certain information technology services. On a quarterly basis, the various entities receiving the benefit are invoiced by Cheniere Investments according to the cost allocation percentages set forth in the agreement. In addition, Cheniere is entitled to reimbursement for all costs incurred by Cheniere that are necessary to perform the services under the agreement.
Liquefaction O&M Agreement
We have an operation and maintenance agreement (the “Liquefaction O&M Agreement”) with Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, pursuant to which we receive all of the necessary services required to construct, operate and maintain the Liquefaction Project. Before each Train of the Liquefaction Project is operational, the services to be provided include, among other services, obtaining governmental approvals on our behalf, preparing an operating plan for certain periods, obtaining insurance, preparing staffing plans and preparing status reports. After each Train is operational, the services include all necessary services required to operate and maintain the Train. Prior to the substantial completion of each Train of the Liquefaction Project, in addition to reimbursement of operating expenses, we are required to pay a monthly fee equal to 0.6% of the capital expenditures incurred in the previous month. After substantial completion of each Train, for services performed while the Train is operational, we will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $83,333 (indexed for inflation) for services with respect to the Train.
Liquefaction MSA
We have a management services agreement (the “Liquefaction MSA”) with Cheniere Terminals pursuant to which Cheniere Terminals manages the construction and operation of the Liquefaction Project, excluding those matters provided for under the Liquefaction O&M Agreement. The services include, among other services, exercising the day-to-day
management of our affairs and business, managing our regulatory matters, managing bank and brokerage accounts and financial books and records of our business and operations, entering into financial derivatives on our behalf and providing contract administration services for all contracts associated with the Liquefaction Project. Prior to the substantial completion of each Train of the Liquefaction Project, we pay a monthly fee equal to 2.4% of the capital expenditures incurred in the previous month. After substantial completion of each Train, we will pay a fixed monthly fee of $541,667 (indexed for inflation) for services with respect to such Train.
LNG Site Sublease Agreement
We have agreements with SPLNG to sublease a portion of the Sabine Pass LNG terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million. The initial terms of the subleases expire on December 31, 2034, with options to renew for multiple periods of 10 years with similar terms as the initial terms. The annual sublease payments will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreements.
Cooperation Agreement
We have a cooperation agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. We conveyed $351 million in assets to SPLNG under this agreement during the year ended December 31, 2019. We did not convey any assets to SPLNG under this agreement during the years ended December 31, 2018 and 2017.
Contracts for Sale and Purchase of Natural Gas and LNG
We have agreements with SPLNG, CTPL and CCL that allow us to sell and purchase natural gas and LNG with each party. Natural gas purchased under these agreements is initially recorded as inventory and then to cost of sales—affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.
Natural gas sold under these agreements is recorded as LNG revenues—affiliate.
State Tax Sharing Agreement
We have a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after August 2012.